Share-Based Compensation - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 2005 Stock Incentive Option Plan	Dec. 31, 2013 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	1,500,000	600,000
Common shares available for future grants under the 2005 Plan		589,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		10,550
Allocated Share-based Compensation Expense		$ 850,000